Quarterly Holdings Report
for
Fidelity® Connecticut Municipal Income Fund
August 31, 2022
CTF-NPRT3-1022
1.805751.118
Municipal Bonds - 96.4%
	Principal Amount (a)	Value ($)
Connecticut - 95.7%
Bridgeport Gen. Oblig.:
Series 2016 D:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,080,431
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	3,090,000	3,330,258
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,118,572
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,094,577
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,088,725
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,380,124
Series 2021 A:
4% 8/1/38	800,000	789,944
4% 8/1/41	1,050,000	972,029
4% 8/1/46	375,000	337,431
4% 8/1/51	575,000	507,583
5% 8/1/35	450,000	501,898
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (b)	2,000,000	1,697,663
5% 7/1/49 (b)	2,925,000	2,936,111
Connecticut Gen. Oblig.:
Series 2013 A:
5% 3/1/27	5,480,000	5,546,162
5% 10/15/27	1,000,000	1,026,931
Series 2014 G, 5% 11/15/28	7,000,000	7,357,662
Series 2015 B:
5% 6/15/27	4,825,000	5,140,284
5% 6/15/30	1,290,000	1,371,432
Series 2015 F, 5% 11/15/31	4,000,000	4,283,828
Series 2018 A:
5% 4/15/30	2,500,000	2,793,530
5% 4/15/38	1,700,000	1,851,471
Series 2018 C, 5% 6/15/31	725,000	808,409
Series 2019 A:
4% 4/15/37	1,825,000	1,830,426
5% 4/15/25	1,140,000	1,210,810
5% 4/15/35	2,000,000	2,212,846
5% 4/15/36	2,300,000	2,534,121
5% 4/15/39	2,450,000	2,673,567
Series 2020 A:
3% 1/15/39	5,000,000	4,330,758
4% 1/15/33	300,000	312,025
4% 1/15/38	4,000,000	4,001,842
Series 2021 A:
3% 1/15/35	1,850,000	1,702,205
3% 1/15/36	9,130,000	8,258,784
3% 1/15/37	2,875,000	2,562,030
Series 2021 B:
3% 6/1/39	1,400,000	1,193,781
5% 6/1/41	1,000,000	1,099,907
Series 2022 A, 4% 1/15/34	400,000	413,371
Series 2022 B, 2% 1/15/38	320,000	229,595
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	1,973,982
5% 7/1/32	1,000,000	1,076,919
Series 2017, 5% 7/1/30	2,400,000	2,606,736
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	87,088
5% 7/1/28	1,150,000	1,249,648
5% 7/1/29	350,000	379,366
5% 7/1/30	1,100,000	1,188,594
5% 7/1/31	1,300,000	1,396,475
5% 7/1/32	1,050,000	1,124,460
5% 7/1/33	700,000	747,224
5% 7/1/34	750,000	796,550
5% 7/1/42	2,000,000	2,083,179
Series 2013 N:
5% 7/1/24	400,000	409,426
5% 7/1/25	300,000	306,266
Series 2014 E:
5% 7/1/28	3,260,000	3,398,516
5% 7/1/29	3,840,000	3,996,941
Series 2015 L, 5% 7/1/29	1,500,000	1,584,754
Series 2016 K, 4% 7/1/46	7,000,000	6,109,872
Series 2018 K3, 5% 7/1/38	985,000	987,321
Series 2019 A:
5% 7/1/26	310,000	327,726
5% 7/1/29	1,290,000	1,401,312
5% 7/1/49 (c)	6,000,000	5,048,341
Series 2020 A, 4% 7/1/40	1,250,000	1,192,941
Series 2020 C, 4% 7/1/45	1,800,000	1,675,052
Series 2020 K, 5% 7/1/39	2,830,000	3,017,358
Series 2021 G, 4% 3/1/51	3,000,000	2,830,512
Series 2021 L, 3% 7/1/41	1,340,000	1,087,760
Series 2022 M:
4% 7/1/36	250,000	244,965
4% 7/1/37	260,000	253,208
4% 7/1/39	2,600,000	2,399,560
4% 7/1/40	3,300,000	3,018,953
4% 7/1/41	1,195,000	1,125,998
4% 7/1/42	1,750,000	1,571,625
Series E:
5% 7/1/28	1,250,000	1,294,022
5% 7/1/42	3,000,000	3,059,605
Series F, 5% 7/1/45	4,890,000	5,019,537
Series G:
5% 7/1/29 (c)	1,055,000	1,141,381
5% 7/1/30 (c)	275,000	290,491
5% 7/1/34 (c)	695,000	717,344
5% 7/1/39 (c)	2,600,000	2,653,206
5% 7/1/50 (c)	1,000,000	1,000,311
Series K1:
5% 7/1/24	600,000	611,318
5% 7/1/25	1,240,000	1,268,962
5% 7/1/27	250,000	258,822
Series K3, 5% 7/1/48	3,695,000	3,573,642
Series L:
5% 7/1/26	1,000,000	1,055,958
5% 7/1/27	2,000,000	2,111,355
Series L1:
4% 7/1/24	650,000	656,622
4% 7/1/25	600,000	608,072
4% 7/1/26	700,000	710,304
4% 7/1/27	700,000	709,670
Series N:
4% 7/1/39	1,850,000	1,588,744
5% 7/1/23	415,000	418,266
5% 7/1/24	375,000	380,681
5% 7/1/25	340,000	347,303
5% 7/1/27	430,000	443,844
5% 7/1/31	500,000	511,185
5% 7/1/32	550,000	559,033
5% 7/1/33	720,000	728,257
5% 7/1/34	675,000	679,301
Series R:
5% 6/1/37	1,000,000	1,075,746
5% 6/1/38	1,045,000	1,121,045
5% 6/1/39	1,595,000	1,707,303
5% 6/1/40	1,125,000	1,201,496
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 B, 5% 11/15/24 (b)	1,065,000	1,119,844
Series B:
5% 11/15/24 (b)	300,000	312,106
5% 11/15/25 (b)	400,000	421,125
5% 11/15/26 (b)	600,000	638,293
5% 11/15/27 (b)	610,000	656,874
5% 11/15/28 (b)	525,000	570,779
5% 11/15/29 (b)	550,000	602,448
(Chesla Loan Prog.):
Series C:
5% 11/15/24	225,000	237,082
5% 11/15/25	240,000	258,438
5% 11/15/26	200,000	219,761
5% 11/15/27 (Pre-Refunded to 11/15/26 @ 100)	125,000	137,351
Series D:
5% 11/15/24	425,000	447,821
5% 11/15/25	250,000	269,206
5% 11/15/26	180,000	197,785
Connecticut Hsg. Fin. Auth.:
Series 2014 C, 4% 11/15/44	100,000	100,340
Series 2016 F, 3.5% 5/15/39 (b)	715,000	711,861
Series 2019 B1, 4% 5/15/49	2,835,000	2,869,026
Series 2019 F, 3.5% 11/15/43	2,940,000	2,928,568
Series 2021 B1, 3% 11/15/49	2,730,000	2,665,817
Series A2:
5% 11/15/26 (b)	840,000	900,420
5% 5/15/27 (b)	1,890,000	2,027,705
5% 11/15/27 (b)	860,000	928,215
5% 5/15/28 (b)	615,000	665,594
5% 11/15/28 (b)	225,000	244,620
Series C:
5% 5/15/26 (b)	1,820,000	1,936,522
5% 5/15/27 (b)	800,000	858,288
5% 11/15/28 (b)	580,000	630,575
5% 5/15/29 (b)	1,115,000	1,213,612
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,008,020
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,043,971
5% 1/1/28	1,000,000	1,008,887
5% 1/1/31	5,000,000	5,041,652
Series 2015 A, 5% 8/1/34	6,000,000	6,360,962
Series 2021 A:
5% 5/1/35	1,000,000	1,125,226
5% 5/1/41	4,085,000	4,489,837
Series 2021 C:
5% 1/1/28	1,600,000	1,791,455
5% 1/1/30	3,500,000	4,022,050
5% 1/1/31	3,410,000	3,947,687
5% 1/1/32	2,500,000	2,904,020
Series A:
5% 5/1/28	1,000,000	1,125,720
5% 9/1/33	1,000,000	1,044,772
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,013
Series 2014 B:
5% 8/15/25	450,000	471,775
5% 8/15/26	700,000	733,753
5% 8/15/27	750,000	786,013
5% 8/15/28	385,000	403,139
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.) Series 2014 A, 5% 11/1/28 (Pre-Refunded to 11/1/24 @ 100)	1,000,000	1,054,944
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,124,795
5% 7/15/32	1,250,000	1,400,900
5% 7/15/33	1,000,000	1,112,384
5% 7/15/34	1,000,000	1,105,696
Hartford Gen. Oblig.:
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	1,918,492
Series 2015 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,059,264
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,056,782
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	2,070,030
Milford Gen. Oblig. Series 2021 A, 2% 11/1/33	330,000	269,006
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2021 A, 4% 8/15/38 (b)	3,330,000	3,237,867
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,691,149
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	1,861,347
5% 3/1/30	600,000	629,963
5% 3/1/30 (Pre-Refunded to 3/1/25 @ 100)	1,260,000	1,336,371
5% 3/1/31 (Build America Mutual Assurance Insured) (Pre-Refunded to 3/1/25 @ 100)	1,955,000	2,073,496
Series 2017 C:
5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	1,635,000	1,765,030
5% 3/1/33 (Assured Guaranty Muni. Corp. Insured)	1,900,000	2,045,126
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	654,603
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	814,704
Series 2015:
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,655,000	2,827,719
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,430,000	1,516,114
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	38,336
5% 8/15/28 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,624,879
5% 8/15/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,079,974
5% 8/15/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,066,468
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,063,076
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B:
5% 8/1/32	1,000,000	1,079,049
5% 8/1/33	1,150,000	1,237,556
5% 8/1/37	3,000,000	3,207,503
5% 8/1/38	1,000,000	1,067,533
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021:
4% 4/1/31 (c)	390,000	374,326
4% 4/1/36 (c)	485,000	450,265
4% 4/1/41 (c)	660,000	590,297
4% 4/1/51 (c)	1,225,000	1,036,397
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,061,201
Series 2019, 5% 1/1/27	1,990,000	2,170,777
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	4,957,004
Series A, 5% 8/15/27	1,335,000	1,361,583
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/25	635,000	679,014
5% 11/1/26	635,000	690,112
Series 2017 B, 5% 11/1/32	400,000	433,628
Series 2021, 4% 9/15/41	1,125,000	1,083,105
TOTAL CONNECTICUT		300,849,470
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	385,000	395,848
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	863,283	490,025
5.625% 7/1/27	100,000	105,986
5.625% 7/1/29	310,000	333,309
5.75% 7/1/31	735,000	804,656
TOTAL PUERTO RICO		1,733,976
TOTAL MUNICIPAL BONDS (Cost $317,957,102)		302,979,294

TOTAL INVESTMENT IN SECURITIES - 96.4% (Cost $317,957,102)	302,979,294
NET OTHER ASSETS (LIABILITIES) - 3.6%	11,306,700
NET ASSETS - 100.0%	314,285,994

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,372,389 or 4.9% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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